Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Total assets	$ 1,414,027		$ 499,881
Total liabilities	117,267		124,946	$ 118,011
Total revenue	$ 184,833	$ 103,825	148,857	113,955
Variable Interest Entity, Primary Beneficiary [Member] | After Intercompany Elimination
Variable Interest Entity [Line Items]
Total assets			35,714	13,276
Total liabilities			5,777	12,613
Total revenue			14,334	14,334
Comprehensive income loss			$ 23,450	$ 23,450